Income Tax: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	2016	2015
Deferred tax assets
Policy liabilities and reserves	$ 29	$ 36
Unrealized investment losses	175	122
Investments	-	168
Accrued expenses	291	94
Deferred policy acquisition costs	391	309
Other	4	1

Gross deferred tax assets	890	730

Deferred tax liabilities
Investments	355	-
Deferred reinsurance expense	39	47
Other	1	1

Gross deferred tax liabilities	395	48

Net deferred tax asset	$ 495	$ 682